Segment Information (Schedule Of Geographic Information) (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Information [Line Items]
Total revenue	$ 2,837	$ 3,535	$ 13,345	$ 15,667
Total fixed assets	35		39	25
United States [Member]
Segment Reporting Information [Line Items]
Total revenue	2,237	2,705	10,072	12,350
Total fixed assets			39	25
Canada [Member]
Segment Reporting Information [Line Items]
Total revenue	583	681	3,091	2,958
Other countries
Segment Reporting Information [Line Items]
Total revenue	$ 17	$ 149	$ 182	$ 359